Company level financial information - Condensed statement of financial position (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Non-current assets
Interests in equity-accounted investees	¥ 15,783
Investments in subsidiaries
Total non-current assets	4,157,675	¥ 3,543,708	¥ 3,209,226
Current assets
Other investments	252,866	205,329	210,523
Other receivables	80,397	70,000	44,543
Cash and cash equivalents	6,415,441	6,489,213	5,348,492
Term deposits	210,759	581,715	236,878
Total current assets	10,327,634	9,904,005	8,072,562
Total assets	14,485,309	13,447,713	11,281,788
EQUITY
Share capital	95	95	92
Additional paid-in capital	6,331,375	7,254,871	7,982,824
Other reserves	1,114,568	1,106,718	993,307
Accumulated losses	1,722,157	539,331	(1,944,581)
Total equity	9,191,217	8,918,268	7,027,400	¥ 6,652,154	¥ (323,046)
Non-current liabilities
Deferred income	29,229	33,080	14,488
Total non-current liabilities	887,113	643,850	465,717
Current liabilities
Other payables	3,389,826	3,019,302	3,072,991
Deferred income	6,644	6,778	6,295
Total current liabilities	4,406,979	3,885,595	3,788,671
Total liabilities	5,294,092	4,529,445	4,254,388
Total equity and liabilities	14,485,309	13,447,713	11,281,788
Parent company
Investments in subsidiaries
- Cost-accounted investments in subsidiaries	2,259,187	2,300,637	2,112,276
- Amounts due from subsidiaries	1,508,405	1,443,759	1,968,572
Total non-current assets	3,767,592	3,744,396	4,080,848
Current assets
Other investments			1,874
Other receivables	2,450	7,703	65,907
Cash and cash equivalents	372,459	1,225,474	646,921	¥ 925,638	¥ 153,889
Term deposits	145,587	361,371	201,342
Total current assets	520,496	1,594,548	916,044
Total assets	4,288,088	5,338,944	4,996,892
EQUITY
Share capital	95	95	92
Additional paid-in capital	6,333,584	7,257,080	7,982,824
Other reserves	(1,401,580)	(1,242,585)	(1,627,210)
Accumulated losses	(689,901)	(726,810)	(1,440,512)
Total equity	4,242,198	5,287,780	4,915,194
Non-current liabilities
Deferred income	5,297	8,821	14,488
Total non-current liabilities	5,297	8,821	14,488
Current liabilities
Other payables	33,950	35,565	60,915
Deferred income	6,643	6,778	6,295
Total current liabilities	40,593	42,343	67,210
Total liabilities	45,890	51,164	81,698
Total equity and liabilities	¥ 4,288,088	¥ 5,338,944	¥ 4,996,892